Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method
Stock Grant Policy and Guidelines
The Company's equity grant policy specifies the Company's practices and procedures for granting equity awards, including stock options, stock appreciation rights, restricted stock, RSUs, PSUs, and any other stock-based award. This policy contains procedures to prevent stock option backdating or other timing improprieties. The equity grant policy governing the 2024 annual grants to the NEOs requires that annual equity grants to employees at the level of Vice President and above be made at a regularly scheduled Compensation Committee meeting occurring between February 15 and March 15, or at such other times as the Compensation Committee, in its judgment, deems appropriate. Equity awards to NEOs and other employees at the level of Senior Vice President and above who are new hires, who are promoted, or who are current employees, to address retention issues, will be made, if at all, on the first business day of March, May, August or November, which first follows the first day of employment, promotion or approval, respectively, subject to prior approval of the Compensation Committee.